Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor [Member]
Allowance for doubtful accounts at beginning of period		$ (5,800)
Less: allowance adjusted in purchase accounting		5,800
Add: additional allowance for the year		(693)
Less: bad debt expense
Allowance for doubtful accounts at end of period	$ (5,800)	(693)
Predecessor [Member]
Allowance for doubtful accounts at beginning of period	(4,106)
Allowance for doubtful accounts at end of period			$ (4,106)
Predecessor [Member] | NPS Holdings Limited [Member]
Allowance for doubtful accounts at beginning of period	(4,106)	$ (4,106)
Less: allowance adjusted in purchase accounting
Add: additional allowance for the year			(1,605)	(1,945)
Less: bad debt expense			1,271	$ 874
Allowance for doubtful accounts at end of period	$ (4,106)		$ (4,106)